Transactions with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Voyage expenses	$ (3,998)	$ (48,605)
General and administrative expenses	(18,023)	(74,807)
Interest and finance costs	(818)	(816)
Related parties
Time charter & Service revenues - commission fees	1,800	7,366
Voyage expenses	(199)	(3,759)
General and administrative expenses	(13,475)	(28,915)
Commissions for assets sold	(700)	0
Interest and finance costs	$ (818)	$ (816)